Accounts payable trade and other accrued liabilities (Schedule of Accounts Payable Trade and Accrued Liabilities) (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Trade accounts payable	$ 4,390,413	$ 3,984,898
Other accrued liabilities	2,057,557	842,045
Total accounts payable trade and other accrued liabilities	$ 6,447,970	$ 4,826,943